Earnings per share (Details) - € / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share
Weighted number of shares outstanding	211,444,899	186,993,831
Net loss per share basic	€ (0.27)	€ (0.08)